SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 446,538	$ 516,023	$ 2,931,418
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 4,220,949	$ 3,813,878	$ 2,931,418
Valuation technique	Discounted cash flow	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement	Projected revenue and probability of achievement